Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				9 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Exchange of Warrants [Member]	Jun. 30, 2014 Private Placement [Member]	Jun. 30, 2014 Additional Paid-in Capital [Member] Successor [Member]	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2013 Successor [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (Parentheticals) [Line Items]
Issuance	$ 11.00	$ 11.50	$ 19.00	$ 11			$ 10.00
Pension and postretirement plans, tax benefit (in Dollars)	$ 11				$ (1,750)	$ 11
Derivatives valuation, net of tax benefit (in Dollars)	63
Unrealized gain on available for sale equity securities, net of tax provision (in Dollars)	$ 2				$ 25